S000008909 [Member] Investment Objectives and Goals - Western Asset Select Tax Free Reserves	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET SELECT TAX FREE RESERVES
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.